Share based compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of June 30, 2023:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2022	15.32	461,596	7.14
Granted	3.64	270,820	7.19
Forfeited	12.60	(78,499)	7.09
At June 30, 2023	10.81	653,917	6.82

Weighted-average Assumptions
The fair values of the options granted during the three and six months ended June 30, 2023, were determined on the date of the grant using the following assumptions:

	Three months ended June 30, 2023	Six months ended June 30, 2023
Share price, in USD	8.38-12.74	8.38-12.74
Strike price, in USD (weighted average)	3.09	3.63
Expected volatility	86%-88%	86%-88%
Award life (weighted average)	5.5	5.5
Expected dividends	-	-
Risk-free interest rate	3.50%-3.94%	3.50%-4.22%